Capital Management - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of objectives, policies and processes for managing capital [Line Items]
Period of base shelf prospectus	25 months
Debentures Issued Two Thousand and Twenty [Member]
Disclosure of objectives, policies and processes for managing capital [Line Items]
Notes and debentures issued	$ 1,500
Notes Issued Note Three [Member]
Disclosure of objectives, policies and processes for managing capital [Line Items]
Notes and debentures issued	$ 500	$ 0
Bottom of range [Member]
Disclosure of objectives, policies and processes for managing capital [Line Items]
Potential percentage of free cash flow targeted to be paid out	40.00%
Period Of Base Shelf Prospectus Date	Mar. 16, 2020
Top of range [Member]
Disclosure of objectives, policies and processes for managing capital [Line Items]
Potential percentage of free cash flow targeted to be paid out	60.00%
Common shares, debt and other securities authorized for issuance	$ 5,000
Period Of Base Shelf Prospectus Date	Apr. 16, 2022